KEY MANAGEMENT PERSONNEL'S REMUNERATION	12 Months Ended
Dec. 31, 2017
KEY MANAGEMENT PERSONNEL'S REMUNERATION [abstract]
Disclosure of key management personnel's remuneration

8.        KEY MANAGEMENT PERSONNEL’SREMUNERATION

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the entity, directly or indirectly, including any director (whether executive or otherwise) of the Company.

(i)      Directors’ remuneration

		Salaries			Total
		allowances	Performance	Pension	paid/payable
		and benefits	related	scheme	during
	Fees (1)	in kind (1)	bonuses (1)	contributions	the year
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

2015
Executive directors:

Li Fanrong(4)	-	170	470	117	757
Wu Guangqi(5)(7)	-	170	470	117	757

Subtotal	-	340	940	234	1,514

Non-executive directors:

Wang Yilin(2)	-	-	-	-	-
Yang Hua(2)(4)(10)	-	-	-	-	-
Lv Bo(7)	-	-	-	-	-
Wang Jiaxiang(3)	-	-	-	-	-

Subtotal	-	-	-	-	-

Independent non-executive
directors:
Chiu Sung Hong	899	-	-	-	899
Lawrence J. Lau	763	-	-	-	763
Tse Hau Yin, Aloysius	899	-	-	-	899
Kevin G. Lynch	763	-	-	-	763
Subtotal	3,324	-	-	-	3,324
Total	3,324	340	940	234	4,838

8.        KEY MANAGEMENT PERSONNEL’SREMUNERATION (continued)

(i)      Directors’ remuneration (continued)

		Salaries			Total
		allowances	Performance	Pension	paid/payable
		and benefits	related	scheme	during
	Fees (1)	in kind (1)	bonuses (1)	contributions	the year
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

2016
Executive directors:

Yang Hua(2)(4)(10)	-	-	-	-	-
Yuan Guagnyu(4)(8)	-	94	78	70	242
Li Fanrong(4)	-	92	454	59	605

Subtotal	-	186	532	129	847

Non-executive directors:

Liu Jian(6)	-	-	-	-	-
Wu Guangqi(5)(7)	-	92	454	59	605
Lv Bo(7)	-	-	-	-	-

Subtotal	-	92	454	59	605

Independent non-executive
directors:
Chiu Sung Hong	957	-	-	-	957
Lawrence J. Lau	812	-	-	-	812
Tse Hau Yin, Aloysius	957	-	-	-	957
Kevin G. Lynch	812	-	-	-	812
Subtotal	3,538	-	-	-	3,538
Total	3,538	278	986	188	4,990
2017
Executive directors:

Yuan Guangyu(4)(8)	-	197	455	134	786
Xu Keqiang(9)	-	146	162	94	402

Subtotal	-	343	617	228	1,188

Non-executive directors:

Yang Hua(2)(4)(10)	-	-	-	-	-
Liu Jian(6)	-	-	-	-	-
Wu Guangqi(5)(7)	-	-	-	-	-

Subtotal	-	-	-	-	-

Independent non-executive
directors:
Chiu Sung Hong	972	-	-	-	972
Lawrence J. Lau	824	-	-	-	824
Tse Hau Yin, Aloysius	972	-	-	-	972
Kevin G. Lynch	824	-	-	-	824
Subtotal	3,592	-	-	-	3,592
Total	3,592	343	617	228	4,780

8.        KEY MANAGEMENT PERSONNEL’S REMUNERATION (continued)

(i)      Directors’ remuneration (continued)

Notes:

(1)    Fees, salaries, allowances, benefits in kind and performance related bonuses represent the gross amount (before applicable individual salary tax) paid/payable to individual directors.

(2)    On May 19, 2015, Mr. Yang Hua was appointed as Chairman of the Board and Chairman of the Nomination Committee of the Company and has no longer served as Vice-chairman of the Board. Mr. Wang Yilin resigned as Chairman of the Board, Chairman of the Nomination Committee and non-executive director of the Company.

(3)    On September 23, 2015, Mr. Wang Jiaxiang retired as a non-executive director of the Company.

(4)    On 15 June 2016, Mr. Yang Hua was re-designated as an Executive Director and appointed as the Chief Executive Officer of the Company. Mr. Yuan Guangyu was appointed as an Executive Director and the President of the Company. Mr. Li Fanrong resigned as an Executive Director, the Chief Executive Officer and the President of the Company.

(5)    On 15 June 2016, Mr. Wu Guangqi was re-designated as a Non-executive Director of the Company and resigned as the Compliance Officer of the Company.

(6)    On 20 December 2016, Mr. Liu Jian was appointed as the Vice Chairman and a Non-executive Director of the Company.

(7)    On 20 December 2016, Mr. Wu Guangqi was appointed as a member of the Remuneration Committee of the Company. Mr. Lv Bo resigned as a Non-executive Director and a member of the Remuneration Committee of the Company.

(8)    On 18 April 2017, Mr. Yuan Guangyu was appointed as the Chief Executive Officer of the Company. Mr. Yuan Guangyu resigned as the President of the Company.

(9)    On 18 April 2017, Mr. Xu Keqiang was appointed as an Executive Director and the President of the Company.

(10)  On 18 April 2017, Mr. Yang Hua was re-designated as a Non-executive Director of the Company. Mr. Yang Hua resigned as the Chief Executive Officer of the Company and he remains as the Chairman of the Board.

The Company has adopted the share option schemes for the grant of options to the Company's directors. The fair value of share options for the directors measured according to the Group's accounting policy as set out in note 3. No Directors exercised any share option in 2015, 2016 or 2017. No new share option was granted to Directors in respect of their services to the Group under the applicable share option schemes of the Company in 2015, 2016 or 2017. Further details of share option scheme and valuation techniques are set out in note 26.

Save as disclosed above, there was no arrangement under which a director waived or agreed to waive any remuneration during the year. In 2017, the executive directors' remuneration shown above were for their services in connection with the management of the affairs of the Company. The other directors' remuneration shown above were for their services as directors of the Company.

8.        KEY MANAGEMENT PERSONNEL’SREMUNERATION (continued)

( ii )     Other key management personnel’s (excluding Directors’) remuneration

	2015	2016	2017

Short term employee benefits	8	7	9
Pension scheme contributions	1	1	1
Amount paid/payable during the year	9	8	10
Share options*	-	-	-
	9	8	10

The bands of the remuneration of other key management personnel (excluding Directors) and the related number of members of other key management personnel (excluding Directors) are as follows:

	Number of employees
	2015	2016	2017

Nil to RMB 2,000,000	10	10	12
	10	10	12

*               This item represents the fair value of share options measured according to the Group's accounting policy as set out in note 3. No other key management personnel exercised any share option in 2015, 2016 or 2017.